Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Deferred tax assets, property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	₨ 597,497	₨ 181,237	₨ 272,291
Deferred tax expense (income) recognized in profit or loss	416,260	(91,054)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(143,326)	(181,238)	(146,703)
Deferred tax expense (income) recognized in profit or loss	37,912	(34,535)
Deferred tax relating to items credited (charged) directly to equity	0	0
Lease Obligations On Right Of Use Assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	61,752	33,028	0
Deferred tax expense (income) recognized in profit or loss	28,724	33,028
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	0	0	(125,588)
Deferred tax expense (income) recognized in profit or loss	0	125,588
Deferred tax relating to items credited (charged) directly to equity	0	0
MAT Credit Entitlement [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	0	66,318	236,045
Deferred tax expense (income) recognized in profit or loss	(66,318)	0
Deferred tax relating to items credited (charged) directly to equity	0	(169,727)
Deferred Tax Assets Provision For Employee Benefits [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	8,886	0	0
Deferred tax expense (income) recognized in profit or loss	8,886	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Accounts Receivable [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	99,078	0	0
Deferred tax expense (income) recognized in profit or loss	99,078	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred Tax Assets Provision For Doubtful Advances [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	12,585	0	₨ 0
Deferred tax expense (income) recognized in profit or loss	12,585	0
Deferred tax relating to items credited (charged) directly to equity	₨ 0	₨ 0